Operating Segment Information and Concentrations of Risk - Summary of Gross Sales by Major Customers (Detail) (USA and Europe Fibre Cement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 360.7	$ 343.1	$ 342.9
Customer A [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	223.0	207.4	208.9
Gross sales percentage	16.90%	16.80%	17.90%
Customer B [Member]
Segment Reporting Information [Line Items]
Gross Sales of Major Customers	$ 137.7	$ 135.7	$ 134.0
Gross sales percentage	10.40%	11.00%	11.50%